ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Schedule of Accrued Warranty Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012
ACCOUNTS PAYABLES AND ACCRUED LIABILITIES [Abstract]
Balance at the beginning of the period	$ 1,441	$ 2,892
Accruals	1,066	255
Utilization	(975)	(1,622)
Changes in estimates	(707)	(84)
Ending Balance	825	1,441
Short term Portion	573	1,023
Long term Portion	$ 252	$ 418